Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosures Of Inventories [Abstract]
Finished goods	$ 6,063	$ 9,295
Metal in circuit	2,705	573
Ore stockpiles	1,617	2,563
Materials and supplies	45,847	33,248
Inventories	$ 56,232	$ 45,679